Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Company Entered into Transaction

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended December 31, 2024, 2023 and 2022, or recorded balances as of December 31, 2024 and 2023.

Name	Relationship with the Company
Mr. Zhu Jian	Chief Executive Officer, Director and Shareholder of the Company
Mr. Wang Jun	Chief Executive Officer of Weitong and Shareholder of the Company
Mr. Tang Jing	Chief Financial Officer and Shareholder of the Company
Mr. Tang Yuhua	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”)	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”)	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”)	Wholly owned by Mr. Tang Jing
Skinist Global Company Limited (“Skinist Global”)	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”)	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”)	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Hong Kong Mimosa Industry (“HK Mimosa”)	Company controlled by Mr. Wang Jixiang
Shanghai Jingqi Developing Co., Ltd. (“Jingqi”)	Company controlled by Mr. Zhu Jian
Shanghai Jingrong Information Co., Ltd. (“Jingrong”)	Company controlled by the spouse of Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”)	Company controlled by Ms. Mu Xuemei, the director of the Company
Merit Zone Development Limited (“Merit Zone”)	Company controlled by Mr. Wang Jun before January 1, 2023. Mr. Wang Jun transferred the equity interest in Merit Zone in January 2023.
Shanghai Jiantong Trade Center (“Jian Tong”)	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhiwang Cosmetics Co., Ltd. (“Zhiwang”)	Company controlled by Ms. Mu Xuemei, a director of the Company
Shanghai Yuancheng Advertising Co., Ltd. (“Yuan Cheng”)	Company controlled by Mr. Wang Jun.
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”)	Company over which Mr. Zhu Jian owns 20% equity interest and exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”)	Controlled by Zhi Mei Si

Schedule of Transactions with Related Parties	Transactions with related parties
	For the Years Ended December 31,
	2024	2023	2022
Sales of products to related parties
Mimosa HK	$1,827,295	$—	$—
Skinist Global	331,439	169,344	24,101
Teng Xin	65,791	—	—
Merit Zone	—	—	2,093,584
	$2,224,525	$169,344	$2,117,685

Purchase of products from related parties
Youshan	$3,530,277	$—	$—
Jingqi	790,006	—	—
Skinist Shanghai	—	16,832	38,630
	$4,876,171	$16,832	$38,630

Rental expenses charged by related parties
Jingqi(1)	$—	—	144,677

Service fees charged by related parties
Youshan	$555,888	$—	$1,136
Jingqi	—	32,753	93,380
Jingrong	—	—	84,119
	$555,888	$32,753	$178,635

Payment of dividends
Mr. Zhu Jian	$19,224	$19,159	$4,880,109
Mr. Wang Jun	19,224	19,159	2,046,889
Mr. Tang Jing	19,224	19,159	19,156
Payment of dividends	$57,672	$57,477	$6,946,154

Net settlement of due from related parties with due to related parties(2)
Settlement of due from related parties
Jian Tong	$2,855,068	$—	$—
Ying Tian	1,883,742	—	—
Mr. Tang Jing	1,408,354	—	—
Shi Lin	1,292,201	1,335,008	—
Youshan	830,779	—	—
Skinist Global	393,892	—	—
Mr. Zhu Jian	307,422	—	—
Mr. Wang Jixiang	136,999
Teng Xin	73,269	—	—
	$9,181,726	$1,335,008	$—

Settlement of due to related parties
Skinist Global	$2,230,660	$—	$—
Ying Tian	2,188,862	—	—
Teng Xin	1,335,008	—	—
Shi Lin	1,292,201	—	—
Li Bo	923,376	—	—
Zhi Mei Si	568,548	—	—
Mr. Zhu Jian	307,422	—	—
Skinist Shanghai	198,650	—	—
Mr. Wang Jixiang	136,999	—	—
Teng Xin	—	1,335,008	—
	$9,181,726	$1,335,008	$—

(1)	In February 2020, the Company entered into an office sub-lease agreement with Jingqi, pursuant to which the Company leased an office from Jingqi for a period of 3 years through February 2023. The Company early terminated the office sub-lease agreement in December 2022. Jingqi charges the Company a monthly rental fee of approximately $12,056 and a monthly property management fee of approximately $2,007.
(2)	In December 2023, the Company, Shi Lin and Teng Xin entered into a three-party settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $1,335,008 due from Shi Lin was net off against the Company’s payables of $1,335,008 due to Teng Xin.

In December 2024, the Company and certain related parties entered into settlement agreement, pursuant to which all parties agreed that the Company’s receivables of $9,181,726 due from related parties was net off against the Company’s payables of $9,181,726 due to related parties.

Schedule of Collection of Advances from Related Parties	During the years ended December 31, 2024, 2023 and 2022, the Company collected advances of $178,129, $4,220,314 and $1,698,618 from these related parties, respectively.
	For the Years Ended December 31,
	2024		2023		2022
	Advances	Collection of advances	Advances	Collection of advances	Advances	Collection of advances
Skinist Global	$—	$—	$(2,030,942)	$2,030,942	$—	$—
Skinist Shanghai	—	18,311	(66,267)	285,642	—	—
Jingqi	—	—	(915,138)	1,903,730	(2,610,257)	1,563,382
Zhi Mei Si	(69,486)	69,486
Li Bo	(90,332)	90,332
Zhiwang	—	—	—	—	—	135,236
	$(159,818)	$178,129	$(3,012,347)	$4,220,314	$(2,610,257)	$1,698,618

Schedule of Borrowings from (Repayment of Borrowings to) Related Parties

Borrowings from (Repayment of Borrowings to) related parties

	For the Years Ended December 31,
	2024		2023		2022
	Borrowings	Repayment	Borrowings	Repayment	Borrowings	Repayment
Ying Tian(1)	$2,726,628	$(4,322,729)	$15,282,433	$(13,686,332)	$—	$—
Mr. Tang Yuhua(1)	—	(90,342)	1,529,467	(585,656)	2,570,962	(148,610)
Mr. Wang Jixiang(1)	—	(1,140,255)	1,452,195	(82,760)	—	—
Mr. Tang Jing(1)	—	(1,447,908)	1,447,908	—	—	—
Yuan Cheng	—	—	1,511,107	(1,511,107)	—	—
Mr. Zhu Jian(1)	70,792	(391,296)	1,412,250	(2,383,234)	1,486,104	(1,604,994)
Shi Lin(1)	3,251,942	(1,917,346)	$371,421	(5,140,239)	$6,739,486	$(4,251,152)
Jian Tong(1)	-	(2,935,253)	151,515	—	—	—
Teng Xin(1)	2,082,467	(2,155,930)	285,300	(211,837)	3,120,820	(3,120,820)
Skinist Global(1)	2,843,804	(2,843,804)	1,946,553	(1,829,804)	3,416,086	(3,551,699)
Skinist Shanghai(1)	—	—	—	—	965,968	(1,209,595)
Mr. Wang Jun(1)	—	—	—	—	—	(1,115,245)
Youshan(1)	1,088,150	(1,088,150)	—	—	—	—
	$12,063,783	$(18,333,013)	$25,390,149	$(25,430,969)	$18,299,426	$(15,002,115)

(1)	During the years ended December 31, 2024, 2023 and 2022, the Company borrowed $12,063,783, $25,390,149 and $18,299,426 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.

Schedule of Due from Related Parties	Due from related parties
	December 31, 2024	December 31, 2023
Accounts receivable(1)
Mimosa HK	$1,088,558	$—
Total	$1,088,558	$—

Other receivable(2)
Skinist Shanghai	—	18,311
Total	$—	$18,311

(1)	As of the date of this report, the accounts receivables due from Mimosa HK has been fully collected.

(2)	As of December 31, 2023, the other receivables due from the related party represented the administrative expenses paid by the Company on behalf of the related party. The balance was interest free and were receivable on demand. The balance was fully collected in the year of 2024.

Schedule of Due to Related Parties, Current an Non Current	Due to related parties, current
	December 31, 2024	December 31, 2023
Other payable
Teng Xin	$—	$73,463
Mr. Zhu Jian	—	478,880
	—	552,343
Accounts payable
Youshan	101,658	—
Total	$101,658	$552,343
Due to related parties, non-current
	December 31, 2024	December 31, 2023
Dividends payable(1)
Mr. Zhu Jian	$6,931,768	$6,912,634
Healthy Great	5,008,185	4,980,486
Mr. Wang Jun	1,307,479	1,319,451
Smartest Star	1,118,061	1,111,877
Mr. Tang Jing	990,274	1,004,003
Scenery	432,236	429,845
	15,788,003	15,758,296
Other payable(2)
Mr. Tang Yuhua	3,216,747	3,307,089
Shi Lin	1,334,597	—
Mr. Wang Jixiang	229,180	1,369,435
Mr. Zhu Jian	158,376	—
Ying Tian	—	1,596,102
Jian Tong	—	2,935,253
Mr. Tang Jing	—	1,447,908
	4,938,900	10,655,787
Total	$20,726,903	$26,414,083

(1)	As of December 31, 2024, the dividend payable due to shareholders were extended to July 2026. The Company recorded the dividends payable as non-current liabilities.

(2)	As of December 31, 2024, the other payables represented borrowings were interest free and repayable in July 2026.